SCHEDULE OF STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOW (Details) - USD ($)		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Subsequent Events [Abstract]
Future gross revenue		$ 3,312,874	$ 12,801,590
Less: Future production tax expense		(73,602)	(602,982)
Future gross revenue after production taxes		3,239,272	12,198,608
Less: Future operating costs		(1,407,661)	(4,156,412)
Less: Ad Valorem Taxes			(167,657)
Less: Development costs		(136,144)	(565,085)
Future net income (loss) before taxes		1,695,467	7,309,454
Less: Future income tax expense	[1]
10% annual discount for estimated timing of cash flows		(410,290)	(2,460,231)
Discounted future net cash flows		$ 1,285,177	$ 4,849,223	$ 5,701,791

[1]	The Company has sufficient tax deductions and allowances related to proved oil and gas reserves to offset future net revenues.